COVER PAGE

Period ended 12/31/00
Jeff Berkowitz
Cramer Capital
40 Fulton Street
24th Floor
New York, New York 10038
CIK 0001087699

Dan Gissinger
Analyst
212 587-2938

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 9
Form 13F-HR Information Table Value Total: $14,488,086





Name of Issuer           Title of  ClCusip Number Fair Mkt Value
Shares/PRN Amount
Voting Authority

America Online Inc.        Com       02364j104                1,218,000
35,000
Sole

BMC Software Inc.          Com       055921100                700,000
50,000
Sole

Brocade Communication Sys Inc. Com   111621108                918,125
10,000
Sole

Comcast CP CL-A            Com       200300200                1,043,750
25,000
Sole

EMC Corporation            1/70P     2686489MN                329,062
450
Sole

Fairchild Corp Class-A     Com       303698104                8,175,750
1,486,500
Sole

THESTREET.COM, Inc.        COM       88368Q103                435,275
151,400
Sole

UFP Technologies, Inc.     COM       902673102                793,124
470,000
Sole

Veritas Sortware Co.       COM       923436109                875,000
   10,000
Sole